DIRECT COSTS (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of direct costs

	Three months	Three months	Nine months	Nine months
	ended June	ended June	ended June	ended June
	30, 2026	30, 2025	30, 2026	30, 2025
	$	$	$	$

Depreciation of right-of-use assets	5,820,618	—	7,595,884	214,642
Utilities and grid services	3,907,278	3,916,279	8,441,819	9,044,441
Depreciation of property, plant and equipmen	2,495,270	2,822,201	7,305,858	8,937,872
Salaries and wages	75,047	74,462	329,841	230,888
Rentals	25,591	36,585	105,511	104,750
Other direct costs	87,993	77,045	215,575	453,448
	12,411,797	6,926,572	23,994,488	18,986,041